COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights Agreement

The holders of the Founder Shares, Private Placement Warrants and Public Warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Registration Statement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to consummation of a Business Combination. The Company has granted Cantor and Odeon or their designees or affiliates certain registration rights relating to these securities. The underwriters of the Initial Public Offering may not exercise their demand and “piggyback” registration rights after five and seven years, respectively, after the effective date of the Registration Statement and may not exercise demand rights on more than one occasion. The Company bears the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

In connection with the Initial Public Offering, the underwriters were granted a 45-day option from the date of the prospectus to purchase up to 3,000,000 additional Units to cover over-allotments. On October 12, 2021, the underwriters fully exercised the over-allotment option to purchase an additional 3,000,000 Units at an offering price of $10.00 per Unit, generating additional gross proceeds of $30,000,000 to the Company.

The underwriters were paid a cash underwriting discount of $0.20 per Unit (excluding over-allotment Units) in the Initial Public Offering, or $4,000,000 in the aggregate, upon the closing of the Initial Public Offering. In addition, $0.50 per Unit (excluding over-allotment Units) and $0.70 per over-allotment Unit (totaling $12,100,000 in the aggregate) is payable to the underwriters for deferred underwriting commissions. The deferred fee is payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of that certain underwriting agreement, dated as of October 6, 2021 (the “Underwriting Agreement”).

On April 12, 2023, the Company entered into a fee reduction agreement (the “Fee Reduction Agreement”), which amends the Underwriting Agreement. According to the Underwriting Agreement, the Company previously agreed to pay to the underwriters of the Initial Public Offering an aggregate of $12,100,000 as deferred underwriting commissions, a portion of which fee is payable to each underwriter in proportion to their respective commitments pursuant to the Underwriting Agreement, upon the consummation of a Business Combination. Pursuant to the Fee Reduction Agreement, the underwriters have agreed to forfeit sixty-six and 94/100 percent (66.94%) of the aggregate deferred underwriting commissions of $12,100,000 for a total reduction of $8,100,000. However, if the Company enters into a Business Combination with a target at a pre-money valuation above $100 million, the forfeiture percentage for underwriters will be reduced to no less than fifty percent (50%) of the aggregate deferred underwriting commissions of $12,100,000 for an approximate reduction of $6,050,000.